Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (unaudited)
Quarterly Financial Information (unaudited)

	2011
	Dec 31	Sep 30	Jun 30	Mar 31
Total revenue as previously reported	$153,352	$151,788	$150,318	$155,318
Reclassified to discontinued operations (a)	(5,475)	(5,742)	(6,526)	(7,777)
Adjusted total revenues	$147,877	$146,046	$143,792	$147,541

Net loss attributable to Company shareholders	$(13,837)	$(5,023)	$(13,724)	$(40,025)

Net loss per common share - basic and diluted	$(0.07)	$(0.03)	$(0.07)	$(0.21)

Weighted average number of common shares outstanding - basic and diluted	193,444	192,779	192,114	191,488

	2010
	Dec 31	Sep 30	Jun 30	Mar 31
Total revenue as previously reported	$155,277	$162,030	$160,586	$164,755
Reclassified to discontinued operations (a)	(8,847)	(5,640)	(7,161)	(7,624)
Adjusted total revenues	$146,430	$156,390	$153,425	$157,131

Net loss attributable to Company shareholders	$(3,411)	$(25,527)	$(38,349)	$(28,556)

Net loss per common share - basic and diluted	$(0.02)	$(0.13)	$(0.20)	$(0.15)

Weighted average number of common shares outstanding - basic and diluted	193,645	193,946	193,436	192,961

(a)	Represents revenue that has been reclassified to discontinued operations since previously reported amounts in Form 10-Q or 10-K.